Loans commitments and financial guarantees contracts (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of loans commitments and financial guarantees contracts [Abstract]
Disclosure of detailed information about outstanding loans commitments and financial guarantees contracts [Text Block]
The Bank’s outstanding loans commitments and financial guarantees contracts are as follows:

	December 31, 2017	December 31, 2016
Confirmed letters of credit	273,449	216,608
Stand-by letters of credit and guaranteed – Commercial risk	168,976	176,177
Credit commitments	45,578	10,250
Total	488,003	403,035

Disclosure of detailed information about remaining maturity of outstanding loans commitments and financial guarantees contracts [Text Block]
The remaining maturity profile of the Bank’s outstanding loans commitments and financial guarantees contracts is as follows:

Maturities	December 31, 2017	December 31, 2016
Up to 1 year	457,168	399,257
From 1 to 2 years	257	-
From 2 to 5 years	30,000	3,200
More than 5 years	578	578
	488,003	403,035

Disclosure of detailed information about loans commitments and financial guarantees contracts classfied by credit quality indicators [Text Block]
Loans commitments and financial guarantees contracts classified by issuer’s credit quality indicators are as follows:

Rating(1)	December 31, 2017	December 31, 2016
1-4	151,934	145,255
5-6	336,069	193,368
7	-	64,412
8	-	-
9	-	-
10	-	-
Total	488,003	403,035

(1)   Current ratings as of December 31, 2017 and 2016, respectively.

Disclosure of detailed information about breakdown of loans commitments and financial guarantees contracts exposure by country risk [Text Block]
The breakdown of the Bank’s loans commitments and financial guarantees contracts exposure by country risk is as follows:

	December 31, 2017	December 31, 2016
Country:
Argentina	7,546	-
Bolivia	200	190
Brazil	-	-
Canada	425	160
Chile	15,000	-
Colombia	91,020	78,815
Costa Rica	19,848	2,250
Dominican Republic	-	26,787
Ecuador	252,800	172,522
El Salvador	767	1,305
Guatemala	11,788	7,000
Honduras	890	1,170
Mexico	35,643	11,118
Panama	31,260	39,756
Paraguay	22	-
Peru	17,618	42,764
Switzerland	-	1,000
United Kingdom	-	70
Uruguay	3,176	18,128
Total	488,003	403,035

Disclosure of detailed information about allowance for credit losses related to loans commitments and financial guarantees contracts [Text Block]
The allowances for credit losses related to loans commitments and financial guarantees contracts are as follows:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	1,143	4,633	-	5,776
Transfer to lifetime expected credit losses	(1)	1	-	-
Transfer to credit-impaired instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	(54)	853	-	799
Instruments that have been derecognized during the year	(971)	-	-	(971)
Changes due to instruments recognized as of December 31, 2016:	(1,026)	854	-	(172)
New instruments originated or purchased	1,241	-	-	1,241
Allowance for expected credit losses as of December 31, 2017	1,358	5,487	-	6,845

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2015	2,914	2,510	-	5,424
Transfer to lifetime expected credit losses	(646)	693	-	47
Transfer to credit-impaired instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	(748)	1,756	-	1,008
Instruments that have been derecognized during the year	(2,631)	(326)	-	(2,957)
Changes due to instruments recognized as of December 31, 2015:	(4,025)	2,123	-	(1,902)
New instruments originated or purchased	2,254	-	-	2,254
Allowance for expected credit losses as of December 31, 2016	1,143	4,633	-	5,776

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).